Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 20, 2020
Entity Registrant Name	VICTORY PORTFOLIOS
Entity Central Index Key	0000802716
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 20, 2020
Document Effective Date	Jul. 20, 2020
Prospectus Date	May 01, 2020
Victory INCORE Investment Quality Bond Fund | Class A
Prospectus:
Trading Symbol	GUIQX
Victory INCORE Low Duration Bond Fund | Class A
Prospectus:
Trading Symbol	RLDAX
Victory Floating Rate Fund | Class A
Prospectus:
Trading Symbol	RSFLX
Victory High Income Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	RSHMX
Victory High Yield Fund | Class A
Prospectus:
Trading Symbol	GUHYX
Victory Strategic Income Fund | Class A
Prospectus:
Trading Symbol	RSIAX
Victory Tax-Exempt Fund | Class A
Prospectus:
Trading Symbol	GUTEX